Geographical Information - Schedule of Revenues and Property and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		¥ 884,066	$ 128,178	¥ 784,616	¥ 1,552,645
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		391,652	56,784	562,464	698,910
Property and equipment, net		55,629		99,133		$ 8,066
Overseas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	492,414	71,394	222,152	853,735
Property and equipment, net		3,098		2,661		$ 449
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		22,437	3,253	32,646	437,262
HongKong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		262,095	38,000	18,727	83,026
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		96,413	13,979	111,481	138,918
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	¥ 111,469	$ 16,162	¥ 59,298	¥ 194,529

[1]	Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
[2]	No individual country or area, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2020, 2021 and 2022, respectively.